Decommissioning And Restoration Liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Disclosure of detailed information about decommissioning and restoration liability assumptions
The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Expected undiscounted cash flows	$61,558	$58,965

Discount rate	0.67%	1.76%

Inflation rate	2.00%	1.35%

Periods	2030	2029
The Kennady North Project decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Expected undiscounted cash flows	$2,268	$2,235
Discount rate	0.25%	3.71%
Inflation rate	2.00%	1.96%
Periods	2024	2023

Disclosure of detailed information about decommissioning and restoration liability activity
The continuity of the decommissioning and restoration liability at December 31, 2020 and 2019 is as follows:

	GK Mine	KNP	Total

Balance, at January 1, 2019	$54,756	$166	$54,922

Change in estimate of discounted cash flows	571	1,919	2,490

Accretion recorded during the year	1,102	2	1,104

Balance, at December 31, 2019	$56,429	$2,087	$58,516

Less: current portion of decommissioning and restoration liability	2,445	-	2,445

Non-current decommissioning and restoration liability, at December 31, 2019	$53,984	$2,087	$56,071

Change in estimate of discounted cash flows	13,086	278	13,364

Accretion recorded during the year	976	76	1,052

Balance, at December 31, 2020	$70,491	$2,441	$72,932

Less: current portion of decommissioning and restoration liability	2,489	-	2,489

Non-current decommissioning and restoration liability, at December 31, 2020	$68,002	$2,441	$70,443